Earnings/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings/(loss) per share
Summary of earnings/(loss) per share

	2025	2024	2023
	£ 000	£ 000	£ 000
Net profit/(loss) for the year for basic earnings per share	232,928	(781,240)	(59,946)
Adjustment for calculation of diluted earnings per share:
Fair value movements on financial liabilities at fair value through profit and loss	(318,035)	—	—
In-kind interest on financial liabilities at fair value through profit and loss	12,205	—	—
Net loss for the year for diluted earnings per share	(72,902)	(781,240)	(59,946)

	No. of shares	No. of shares	No. of shares
Weighted average issued shares for basic earnings per share	88,659,393	20,315,572	19,125,061
Adjustment for calculation of diluted earnings per share upon conversion of:
Financial liabilities at fair value through profit and loss	38,519,089	—	—
Weighted average issued shares for diluted earnings per share	127,178,482	20,315,572	19,125,061
	£	£	£
Basic earnings/(loss) per share	2.63	(38.46)	(3.13)
Diluted loss per share	(0.57)	(38.46)	(3.13)